Convertible Notes Payable - Schedule of Convertible Notes Payable (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current maturities:
Various convertible notes payable issued during 2013 with interest rates ranging from 2.16% to 4.68% annually, due during 2015		$ 310,350
Discount on notes payable, current	$ 0	(6,076)
Convertible notes payable, current portion (net of discount)		304,274
Long-term maturities:
Convertible note payable issued during 2014 to Ligand as part of the Master License Agreement with a 5% annual interest rate, due during 2016 (subsequently amended to 2017)	2,500,000	2,500,000
Discount on notes payable, long-term	(348,460)	(1,235,886)
Convertible notes payable, long-term (net of discount)	$ 2,151,540	$ 1,264,114